Aristotle International Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Austria - 2.3%
Erste Group Bank AG	297,400	$14,090,470

Canada - 9.6%
Brookfield Corp.	614,700	25,566,631
Cameco Corp.	484,800	23,852,848
Magna International, Inc.	245,100	10,273,041
		59,692,520

France - 13.3%
Amundi SA(a)	167,800	10,827,256
Cie Generale des Etablissements Michelin SCA	451,400	17,456,550
LVMH Moet Hennessy Louis Vuitton SE	23,200	17,730,142
Safran SA	95,600	20,210,377
TotalEnergies SE	249,600	16,661,385
		82,885,710

Germany - 9.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(b)	56,300	28,157,537
Nemetschek SE	206,600	20,322,581
Symrise AG	107,300	13,134,554
		61,614,672

Hong Kong - 1.4%
AIA Group Ltd.	1,290,100	8,755,905

Ireland - 7.0%
Accenture PLC - Class A	87,500	26,548,375
Experian PLC	369,100	17,198,041
		43,746,416

Japan - 16.3%
Daikin Industries Ltd.	97,700	13,584,120
FANUC Corp.	364,200	9,980,470
KDDI Corp.	462,000	12,215,476
Kubota Corp.	602,400	8,424,389
NIDEC CORP	148,000	6,609,360
Otsuka Holdings Co. Ltd.	266,400	11,209,696
Pan Pacific International Holdings Corp.	843,300	19,728,891
Sony Group Corp.	234,300	19,863,584
		101,615,986

Netherlands - 3.8%
Akzo Nobel NV	153,000	9,303,711
Heineken NV	146,500	14,167,550
		23,471,261

Peru - 2.7%
Credicorp Ltd.	105,800	17,068,714

Singapore - 2.9%
DBS Group Holdings Ltd.	671,450	17,722,120

South Korea - 2.3%
Samsung Electronics Co. Ltd.	199,100	11,788,340
Samsung Electronics Co. Ltd. - GDR(b)	1,700	2,516,000
		14,304,340

Sweden - 2.1%
Assa Abloy AB - Class B	451,200	12,753,988

Switzerland - 7.9%
Alcon, Inc.	202,200	18,053,853
DSM-Firmenich AG	106,800	12,078,265
Roche Holding AG	68,066	18,901,961
		49,034,079

United Kingdom - 15.2%
Ashtead Group PLC	312,400	20,858,786
Coca-Cola Europacific Partners PLC	259,700	18,924,339
GSK PLC	654,200	12,648,517
Haleon PLC	3,991,800	16,278,438
Rentokil Initial PLC	2,183,200	12,728,066
Unilever PLC	236,100	12,966,220
		94,404,366
TOTAL COMMON STOCKS (Cost $518,744,465)		601,160,547

TOTAL INVESTMENTS - 96.7% (Cost $518,744,465)		$601,160,547
Other Assets in Excess of Liabilities - 3.3%		20,714,248
TOTAL NET ASSETS - 100.0%		$621,874,795

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
GDR - Global Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $10,827,256 or 1.7% of the Fund’s net assets.

(b)	Security considered restricted. The total market value of these securities was $30,673,537 which represented 4.9% of net assets as of June 30, 2024.

Sector Classification as of June 30, 2024
(% of Net Assets)

Industrials	$122,347,597	19.6%
Financials	122,188,633	19.6
Consumer Discretionary	85,052,208	13.8
Consumer Staples	62,336,547	10.0
Information Technology	61,175,296	9.9
Health Care	60,814,027	9.7
Energy	40,514,233	6.5
Materials	34,516,530	5.6
Communication Services	12,215,476	2.0
Other Assets in Excess of Liabilities	20,714,248	3.3
	621,874,795	100.0%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.